Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table provides the information required for our NEOs for
e
ach of the
f
iscal years ended December 31, 2022, Decembe
r
31, 2021, and December 31, 2020, along with the required financial information required for each fiscal year.

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	GAAP Earnings Per Share
			Table Total for Non- PEO Named Executive Officers ($) (2)		Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)
2022	$8,195,178	$2,246,805	$2,378,119	$909,058	$110	$116	$1,057	$9.70
2021	$7,323,619	$21,611,192	$2,906,340	$7,042,849	$196	$125	$899	$8.67
2020	$6,270,271	$8,327,177	$2,695,393	$3,406,782	$108	$91	$507	$5.04

(1)	Reflects compensation for our Chief Executive Officer, Kenneth Vecchione, who served as our Principle Executive Officer (PEO) in 2020, 2021 and 2022.

(2)
Reflects compensation for Dale Gibbons, Randall Theisen, Timothy Boothe, and Robert Sarver in 2020, Dale Gibbons, Randall Theisen, Timothy Boothe, and Robert Sarver in 2021 and Dale Gibbons, Timothy Boothe, Tim Bruckner, and Steve Curley in 2022, as shown in the Summary Compensation Table for each respective year.

(3)	Peer Group used for TSR comparisons reflects the KBW Regional Banking Index.
To calculate “compensation actually paid” for our CEO and other NEOs the following adjustments were made to Summary Compensation Table total pay by deducting the amounts included under the “Stock Awards” column for each year and adding amounts based on the SEC’s definition of “compensation actually paid.”

Deductions and Additions to Summary Compensation
T
able Totals

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total Pay ($)	Additions To Summary Compensation Table Total Pay ($)	Compensation Actually Paid ($)
Kenneth Vecchione [Chief Executive Officer serving as PEO]
2022	$8,195,178	$4,802,343	$(1,146,030)	$2,246,805
2021	$7,323,619	$2,813,315	$17,100,888	$21,611,192
2020	$6,270,271	$2,399,952	$4,456,858	$8,327,177
Average for other Named Executive Officers indicated above
2022	$2,378,119	$1,266,743	$(202,317)	$909,058
2021	$2,906,340	$1,047,953	$5,184,462	$7,042,849
2020	$2,695,393	$955,463	$1,666,852	$3,406,782
Additions To Summary Compensation Table

Year	YE Value of Current Year Awards Outstanding as of YE	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	=	Value of Equity for CAP Purposes
Kenneth Vecchione – PEO CAP Fair Value of Equity Calculation
2022	$4,787,493	+	$(5,225,206)	+	$(708,316)	=	$(1,146,030)
2021	$5,557,489	+	$7,222,173	+	$4,321,226	=	$17,100,888
2020	$2,683,412	+	$1,774,307	+	$(860)	=	$4,456,858
NEO – CAP Fair Value of Equity Calculation
2022	$974,662	+	$(1,032,780)	+	$(144,200)	=	$(202,317)
2021	$2,070,147	+	$2,879,554	+	$234,761	=	$5,184,462
2020	$1,068,314	+	$588,909	+	$9,629	=	$1,666,852
The equity awards included above comprise performance share units and restricted stock granted from 2017 through 2022.
The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date.

Company Selected Measure Name	GAAPEarningsPerShare
Named Executive Officers, Footnote [Text Block]	Reflects compensation for Dale Gibbons, Randall Theisen, Timothy Boothe, and Robert Sarver in 2020, Dale Gibbons, Randall Theisen, Timothy Boothe, and Robert Sarver in 2021 and Dale Gibbons, Timothy Boothe, Tim Bruckner, and Steve Curley in 2022, as shown in the Summary Compensation Table for each respective year.
Peer Group Issuers, Footnote [Text Block]	Peer Group used for TSR comparisons reflects the KBW Regional Banking Index.
PEO Total Compensation Amount	$ 8,195,178	$ 7,323,619	$ 6,270,271
PEO Actually Paid Compensation Amount	$ 2,246,805	21,611,192	8,327,177
Adjustment To PEO Compensation, Footnote [Text Block]
To calculate “compensation actually paid” for our CEO and other NEOs the following adjustments were made to Summary Compensation Table total pay by deducting the amounts included under the “Stock Awards” column for each year and adding amounts based on the SEC’s definition of “compensation actually paid.”

Deductions and Additions to Summary Compensation
T
able Totals

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total Pay ($)	Additions To Summary Compensation Table Total Pay ($)	Compensation Actually Paid ($)
Kenneth Vecchione [Chief Executive Officer serving as PEO]
2022	$8,195,178	$4,802,343	$(1,146,030)	$2,246,805
2021	$7,323,619	$2,813,315	$17,100,888	$21,611,192
2020	$6,270,271	$2,399,952	$4,456,858	$8,327,177
Average for other Named Executive Officers indicated above
2022	$2,378,119	$1,266,743	$(202,317)	$909,058
2021	$2,906,340	$1,047,953	$5,184,462	$7,042,849
2020	$2,695,393	$955,463	$1,666,852	$3,406,782
Additions To Summary Compensation Table

Year	YE Value of Current Year Awards Outstanding as of YE	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	=	Value of Equity for CAP Purposes
Kenneth Vecchione – PEO CAP Fair Value of Equity Calculation
2022	$4,787,493	+	$(5,225,206)	+	$(708,316)	=	$(1,146,030)
2021	$5,557,489	+	$7,222,173	+	$4,321,226	=	$17,100,888
2020	$2,683,412	+	$1,774,307	+	$(860)	=	$4,456,858
NEO – CAP Fair Value of Equity Calculation
2022	$974,662	+	$(1,032,780)	+	$(144,200)	=	$(202,317)
2021	$2,070,147	+	$2,879,554	+	$234,761	=	$5,184,462
2020	$1,068,314	+	$588,909	+	$9,629	=	$1,666,852
The equity awards included above comprise performance share units and restricted stock granted from 2017 through 2022.
The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 2,378,119	2,906,340	2,695,393
Non-PEO NEO Average Compensation Actually Paid Amount	$ 909,058	7,042,849	3,406,782
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
To calculate “compensation actually paid” for our CEO and other NEOs the following adjustments were made to Summary Compensation Table total pay by deducting the amounts included under the “Stock Awards” column for each year and adding amounts based on the SEC’s definition of “compensation actually paid.”

Deductions and Additions to Summary Compensation
T
able Totals

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total Pay ($)	Additions To Summary Compensation Table Total Pay ($)	Compensation Actually Paid ($)
Kenneth Vecchione [Chief Executive Officer serving as PEO]
2022	$8,195,178	$4,802,343	$(1,146,030)	$2,246,805
2021	$7,323,619	$2,813,315	$17,100,888	$21,611,192
2020	$6,270,271	$2,399,952	$4,456,858	$8,327,177
Average for other Named Executive Officers indicated above
2022	$2,378,119	$1,266,743	$(202,317)	$909,058
2021	$2,906,340	$1,047,953	$5,184,462	$7,042,849
2020	$2,695,393	$955,463	$1,666,852	$3,406,782
Additions To Summary Compensation Table

Year	YE Value of Current Year Awards Outstanding as of YE	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	=	Value of Equity for CAP Purposes
Kenneth Vecchione – PEO CAP Fair Value of Equity Calculation
2022	$4,787,493	+	$(5,225,206)	+	$(708,316)	=	$(1,146,030)
2021	$5,557,489	+	$7,222,173	+	$4,321,226	=	$17,100,888
2020	$2,683,412	+	$1,774,307	+	$(860)	=	$4,456,858
NEO – CAP Fair Value of Equity Calculation
2022	$974,662	+	$(1,032,780)	+	$(144,200)	=	$(202,317)
2021	$2,070,147	+	$2,879,554	+	$234,761	=	$5,184,462
2020	$1,068,314	+	$588,909	+	$9,629	=	$1,666,852
The equity awards included above comprise performance share units and restricted stock granted from 2017 through 2022.
The amounts are based on the fair value of the equity awards as of the applicable year end or vesting date as required by SEC rules. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes. Restricted stock awards are valued based on the stock price on the relevant measurement date. Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes, and the stock price on the relevant measurement date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Company Performance Measures
The following table alphabetically lists th
e
measu
re
s we believe are most important in linking compensation actually paid to company performance during 2022.

(1)	Adjusted EPS

(2)	GAAP EPS

(3)	Net Charge-Off Ratio

(4)	Non-Credit Enhanced Deposit Growth

(5)	Organic Loan Growth

(6)	Relative TSR

Total Shareholder Return Amount	$ 110	196	108
Peer Group Total Shareholder Return Amount	116	125	91
Net Income (Loss)	$ 1,057,000,000	$ 899,000,000	$ 507,000,000
Company Selected Measure Amount	9.7	8.67	5.04
PEO Name	Kenneth Vecchione
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	GAAP EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Charge-Off Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-Credit Enhanced Deposit Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Organic Loan Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Deductions from Summary Compensation Table Total Pay [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,802,343	$ 2,813,315	$ 2,399,952
PEO [Member] | Additions To Summary Compensation Table Total Pay [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,146,030)	17,100,888	4,456,858
PEO [Member] | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,787,493	5,557,489	2,683,412
PEO [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,225,206)	7,222,173	1,774,307
PEO [Member] | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(708,316)	4,321,226	(860)
Non-PEO NEO [Member] | Deductions from Summary Compensation Table Total Pay [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,266,743	1,047,953	955,463
Non-PEO NEO [Member] | Additions To Summary Compensation Table Total Pay [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(202,317)	5,184,462	1,666,852
Non-PEO NEO [Member] | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	974,662	2,070,147	1,068,314
Non-PEO NEO [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,032,780)	2,879,554	588,909
Non-PEO NEO [Member] | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (144,200)	$ 234,761	$ 9,629